Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Interest income
Loans	[1]	$ 7,745	$ 6,618	$ 15,647	$ 13,087
Securities
Interest	[1]	1,954	1,541	4,074	2,995
Dividends	[1]	384	267	718	513
Deposits with banks	[1]	190	183	378	322
Total interest income	[1]	10,273	8,609	20,817	16,917
Interest expense (Note 20)
Deposits		3,349	2,404	6,873	4,513
Securitization liabilities		129	143	280	282
Subordinated notes and debentures		93	80	188	172
Other		830	584	1,744	1,122
Total interest expense		4,401	3,211	9,085	6,089
Net interest income		5,872	5,398	11,732	10,828
Non-interest income
Investment and securities services		1,249	1,120	2,413	2,291
Credit fees		331	292	634	574
Net securities gain (loss) (Note 5)		35	33	24	36
Trading income (loss)		237	318	412	605
Income (loss) from non-trading financial instruments at fair value through profit or loss		73	5	84	18
Income (loss) from financial instruments designated at fair value through profit or loss		53	(36)	89	(111)
Service charges		692	652	1,406	1,323
Card services		614	550	1,257	1,145
Insurance revenue		1,035	1,024	2,070	1,968
Other income (loss)		37	126	105	180
Total non-interest income		4,356	4,084	8,494	8,029
Total revenue		10,228	9,482	20,226	18,857
Provision for credit losses (Note 6)		633	556	1,483	1,249
Insurance claims and related expenses		668	558	1,370	1,133
Non-interest expenses
Salaries and employee benefits (Note 15)		2,799	2,497	5,651	5,057
Occupancy, including depreciation		454	437	914	879
Equipment, including depreciation		282	265	561	510
Amortization of other intangibles		199	216	394	412
Marketing and business development		206	184	366	340
Restructuring charges (recovery)		(5)	(7)	(6)	38
Brokerage-related and sub-advisory fees		83	90	166	184
Professional and advisory services		320	248	647	487
Other		910	907	2,410	1,791
Total non-interest expenses		5,248	4,837	11,103	9,698
Income before income taxes and equity in net income of an investment in TD Ameritrade		3,679	3,531	6,270	6,777
Provision for (recovery of) income taxes (Note 16)		773	746	1,276	1,786
Net income	[2]	3,172	2,916	5,582	5,269
Preferred dividends		62	52	122	104
Net income available to common shareholders and non-controlling interests in subsidiaries		3,110	2,864	5,460	5,165
Attributable to:
Common shareholders		$ 3,110	2,846	5,442	5,129
Non-controlling interests in subsidiaries			$ 18	$ 18	$ 36
Earnings per share (Canadian dollars) (Note 17)
Basic		$ 1.70	$ 1.54	$ 2.97	$ 2.78
Diluted		1.70	1.54	2.97	2.78
Dividends per common share (Canadian dollars)		$ 0.74	$ 0.67	$ 1.41	$ 1.27
TD Ameritrade [member]
Non-interest expenses
Equity in net income of an investment in TD Ameritrade (Note 7)		$ 266	$ 131	$ 588	$ 278

[1]	Includes $8,554 million and $17,239 million, respectively, for the three and six months ended April 30, 2019 (three and six months ended April 30, 2018 - $7,310 million and $14,411 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 20.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.